OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total capital expenditures	$ 444.1	$ 477.7
Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Total capital expenditures	0.0	13.7
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total capital expenditures	296.3	335.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total capital expenditures	$ 147.8	$ 128.7